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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2001

Check here if Amendment [   ]; Amendment Number :
                                                  -----------

      This Amendment (Check only one.):             [ ] is a restatement.
                                                    [ ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:    Westchester Capital Management, Inc.
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Address: 100 Summit Lake Drive
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         Valhalla, NY 10595
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Form 13F File Number:      28-04764


      The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Frederick W. Green
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Title:   President
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Phone:   914-741-5600
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Signature, Place, and Date of Signing:

/s/ Frederick W. Green          Valhalla, New York            2/6/2002
--------------------------      ----------------------        ------------------
[Signature]                     [City, State]                 [Date]
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Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holding are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number                Name

28-
---------------------------         -----------------------------------
[Repeat as necessary.]

Report Summary:

Number of Other Included Managers:                            --

Form 13F Information Table Entry Total:                       89

Form 13F Information Table Value Total:             $864,604,876 (actual)
                                                    ------------
                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.               Form 13F File Number               Name
         01                28 -

         02                28 -

         03                28 -

FORM 13F
WESTCHESTER CAPITAL MANAGEMENT, INC.
31-Dec-01

                                                                                          Item 5        Item 6               Item 8
Item 1                                     Item 2        Item 3        Item 4            Shares or    Investment   Item 7    Voting
Name of Issuer                         Title of Class     CUSIP   Fair Market Value  Principal Amount Discretion  Managers Authority
------------------------------------------------------------------------------------------------------------------------------------
EQUITIES
COMMON STOCK
Fording, Inc.                           COMMON STOCK    345426100        397,125            22,223    (b) Shared           (a) Sole
Fording, Inc.                           COMMON STOCK    345426100      1,321,915            73,974     (a) Sole            (a) Sole
AmerisourceBergen Corporation           COMMON STOCK    03073E105      1,558,945            24,531    (b) Shared           (a) Sole
American International Group, Inc.      COMMON STOCK    026874107      4,321,424            54,426    (b) Shared           (a) Sole
AT&T Canada Inc.                        COMMON STOCK    00207Q202     12,981,700           430,000    (b) Shared           (a) Sole
AT&T Canada Inc.                        COMMON STOCK    00207Q202     23,152,711           766,900     (a) Sole            (a) Sole
AT&T Wireless Services, Inc.            COMMON STOCK    00209A106        315,105            21,928    (b) Shared           (a) Sole
C.R. Bard, Inc.                         COMMON STOCK    067383109     19,459,650           301,700    (b) Shared           (a) Sole
C.R. Bard, Inc.                         COMMON STOCK    067383109     66,912,300         1,037,400     (a) Sole            (a) Sole
Cooper Industries, Inc.                 COMMON STOCK    216669101      8,317,944           238,200    (b) Shared           (a) Sole
Cooper Industries, Inc.                 COMMON STOCK    216669101     23,759,568           680,400     (a) Sole            (a) Sole
Cendant Corp.                           COMMON STOCK    151313103      1,893,247            96,545    (b) Shared           (a) Sole
Conectiv                                COMMON STOCK    206829103      8,375,580           342,000    (b) Shared           (a) Sole
Conectiv                                COMMON STOCK    206829103     29,579,022         1,207,800     (a) Sole            (a) Sole
COR Therapeutics, Inc.                  COMMON STOCK    217753102      2,614,352           109,250    (b) Shared           (a) Sole
COR Therapeutics, Inc.                  COMMON STOCK    217753102      5,776,702           241,400     (a) Sole            (a) Sole
Compaq Computer Corporation             COMMON STOCK    204493100        814,960            83,500    (b) Shared           (a) Sole
Compaq Computer Corporation             COMMON STOCK    204493100      3,322,304           340,400     (a) Sole            (a) Sole
ChevronTexaco Corporation               COMMON STOCK    166764100      3,904,756            43,575    (b) Shared           (a) Sole
Dean Foods Company                      COMMON STOCK    242370104      1,260,950            18,489    (b) Shared           (a) Sole
Dime Bancorp, Inc.                      COMMON STOCK    25429Q102     13,843,896           383,700    (b) Shared           (a) Sole
Dime Bancorp, Inc.                      COMMON STOCK    25429Q102     31,274,144           866,800     (a) Sole            (a) Sole
Dow Chemical Company                    COMMON STOCK    260543103        146,943             4,350    (b) Shared           (a) Sole
Deutsche Telekom AG ADR                 COMMON STOCK    251566105        866,970            51,300    (b) Shared           (a) Sole
DTE Energy Company                      COMMON STOCK    233331107        433,408            10,334    (b) Shared           (a) Sole
Deutsche Telekom ordinary               COMMON STOCK     5842359       2,197,052           127,720    (b) Shared           (a) Sole
Dal-Tile International Inc.             COMMON STOCK    23426R108      7,742,250           333,000    (b) Shared           (a) Sole
Dal-Tile International Inc.             COMMON STOCK    23426R108     25,212,300         1,084,400     (a) Sole            (a) Sole

El Paso Corporation                     COMMON STOCK    28336L109      1,730,868            38,800    (b) Shared           (a) Sole
FirstEnergy Corp.                       COMMON STOCK    337932107      1,422,007            40,652    (b) Shared           (a) Sole
Franco-Nevada Mining Corporation Ltd.   COMMON STOCK    351860101      1,019,472            68,900    (b) Shared           (a) Sole
Franco-Nevada Mining Corporation Ltd.   COMMON STOCK    351860101      3,255,948           220,050     (a) Sole            (a) Sole
General Motors Corporation Class H      COMMON STOCK    370442832      5,036,700           326,000    (b) Shared           (a) Sole
General Motors Corporation Class H      COMMON STOCK    370442832     17,203,575         1,113,500     (a) Sole            (a) Sole
Immunex Corporation                     COMMON STOCK    452528102        207,825             7,500    (b) Shared           (a) Sole
Indigo N.V.                             COMMON STOCK    N44495104      7,610,292         1,074,900    (b) Shared           (a) Sole
Indigo N.V.                             COMMON STOCK    N44495104      1,158,996           163,700     (a) Sole            (a) Sole
JDS Uniphase Corporation                COMMON STOCK    46612J101        152,600            17,480    (b) Shared           (a) Sole
Johnson & Johnson                       COMMON STOCK    478160104      4,369,086            73,927    (b) Shared           (a) Sole
The Limited, Inc.                       COMMON STOCK    532716107      3,260,480           221,500    (b) Shared           (a) Sole
The Limited, Inc.                       COMMON STOCK    532716107      6,256,000           425,000     (a) Sole            (a) Sole
WorldCom, Inc. - MCI Group              COMMON STOCK    98157D304        107,493             8,464    (b) Shared           (a) Sole
Mitchell Energy & Development Corp.     COMMON STOCK    606592202      9,498,060           178,200    (b) Shared           (a) Sole
Mitchell Energy & Development Corp.     COMMON STOCK    606592202     13,858,000           260,000     (a) Sole            (a) Sole
Maxim Integrated Products, Inc.         COMMON STOCK    57772K101      1,478,682            28,160    (b) Shared           (a) Sole
The News Corporation Limited            COMMON STOCK    652487802        407,272            15,392    (b) Shared           (a) Sole
NextWave Telecom, Inc.                  COMMON STOCK    65332M103      1,746,800           218,350    (b) Shared           (a) Sole
NextWave Telecom, Inc.                  COMMON STOCK    65332M103      6,587,600           823,450     (a) Sole            (a) Sole
Orion Power Holdings, Inc.              COMMON STOCK    686286105     15,652,170           599,700    (b) Shared           (a) Sole
Orion Power Holdings, Inc.              COMMON STOCK    686286105     44,346,510         1,699,100     (a) Sole            (a) Sole
Phillips Petroleum Company              COMMON STOCK    718507106      2,376,654            39,440    (b) Shared           (a) Sole
PepsiCo, Inc.                           COMMON STOCK    713448108        681,660            14,000    (b) Shared           (a) Sole
Price Communications Corporation        COMMON STOCK    741437305      5,557,099           291,100    (b) Shared           (a) Sole
Price Communications Corporation        COMMON STOCK    741437305     13,275,186           695,400     (a) Sole            (a) Sole
Peregrine Systems, Inc.                 COMMON STOCK    71366Q101        851,983            57,450    (b) Shared           (a) Sole
Sanmina Corporation                     COMMON STOCK    800907107      1,596,776            80,240    (b) Shared           (a) Sole
Security Capital Group Incorporated     COMMON STOCK    81413P204      8,788,168           346,400    (b) Shared           (a) Sole
Security Capital Group Incorporated     COMMON STOCK    81413P204     36,816,944         1,451,200     (a) Sole            (a) Sole
Schuler Homes, Inc.                     COMMON STOCK    808188106      3,767,530           189,800    (b) Shared           (a) Sole
Shire Pharmaceuticals Group plc ADR     COMMON STOCK    82481R106      1,043,100            28,500    (b) Shared           (a) Sole
Solectron Corporation                   COMMON STOCK    834182107      2,693,461           238,782    (b) Shared           (a) Sole
Swift Transportation Co., Inc.          COMMON STOCK    870756103        402,237            18,700    (b) Shared           (a) Sole
Syratech Corporation                    COMMON STOCK    871824108        367,770            73,554     (a) Sole            (a) Sole
SYSCO Corporation                       COMMON STOCK    871829107      1,399,886            53,390    (b) Shared           (a) Sole
AT&T Corp.                              COMMON STOCK    001957109     13,943,257           768,647    (b) Shared           (a) Sole

AT&T Corp.                              COMMON STOCK    001957109     48,958,445         2,698,922     (a) Sole            (a) Sole
TeleCorp PCS, Inc.                      COMMON STOCK    879300101      5,843,442           468,600     (a) Sole            (a) Sole
Tyson Foods, Inc.                       COMMON STOCK    902494103        798,105            69,100    (b) Shared           (a) Sole
Tyco International Ltd. (Sensormatic)   COMMON STOCK    902124106        200,260             3,400    (b) Shared           (a) Sole
Ultramar Diamond Shamrock Corporation   COMMON STOCK    904000106     20,347,249           400,300    (b) Shared           (a) Sole
Ultramar Diamond Shamrock Corporation   COMMON STOCK    904000106     61,311,146         1,206,200     (a) Sole            (a) Sole
United Parcel Service, Inc.             COMMON STOCK    911312106        913,420            16,760    (b) Shared           (a) Sole
Westvaco Corporation                    COMMON STOCK    961548104      2,856,380           100,400    (b) Shared           (a) Sole
Westvaco Corporation                    COMMON STOCK    961548104      4,267,500           150,000     (a) Sole            (a) Sole
WorldCom, Inc.                          COMMON STOCK    98157D106      2,979,328           211,600    (b) Shared           (a) Sole
Westcoast Energy Inc.                   COMMON STOCK    95751D102     12,616,360           477,350    (b) Shared           (a) Sole
Westcoast Energy Inc.                   COMMON STOCK    95751D102     42,965,929         1,625,650     (a) Sole            (a) Sole
Willamette Industries, Inc.             COMMON STOCK    969133107      5,717,564           109,700    (b) Shared           (a) Sole
Willamette Industries, Inc.             COMMON STOCK    969133107     13,061,272           250,600     (a) Sole            (a) Sole

FIXED INCOME
CORPORATE BONDS
Dictaphone Corp. callable note         CORPORATE BONDS  253579AA4        581,800         5,818,000    (b) Shared           (a) Sole
11.75% due 08/01/05
DoubleClick convertible note           CORPORATE BONDS  258609AC0     10,894,831        13,555,000     (a) Sole            (a) Sole
4.75% due 03/15/06
Juniper Networks convertible note      CORPORATE BONDS  48203RAA2     21,414,550        29,335,000     (a) Sole            (a) Sole
4.75% due 03/15/07
Redback Networks convertible note      CORPORATE BONDS  757209AB7      4,740,625         9,250,000    (b) Shared           (a) Sole
5.00% due 04/01/07
Redback Networks convertible note      CORPORATE BONDS  757209AB7     11,929,975        23,278,000     (a) Sole            (a) Sole
5.00% due 04/01/07
TeleCorp PCS Inc. senior subordinated  CORPORATE BONDS  879299AF2     11,885,330        10,202,000    (b) Shared           (a) Sole
not 10.625% due 7/15/10
TeleCorp PCS Inc. senior subordinated  CORPORATE BONDS  879299AF2     26,419,870        22,678,000     (a) Sole            (a) Sole
not 10.625% due 7/15/10
Enron Corporation convertible note     CORPORATE BONDS  293561CD6      1,098,125         8,785,000    (b) Shared           (a) Sole
0.00% due 02/07/21
Enron Corporation convertible note     CORPORATE BONDS  293561CD6      1,923,750        15,390,000     (a) Sole            (a) Sole
0.00% due 02/07/21
Tritel PCS sr. sub. note               CORPORATE BONDS  89675QAD1      9,194,250         7,995,000     (a) Sole            (a) Sole
10.375% due 01/15/11

TOTAL                                                               $864,604,876